RISK MANAGEMENT - Credit risk model scenarios - Proportion of assets in Stage 2 (Details)	Dec. 31, 2025	Dec. 31, 2024
Commercial lending portfolio [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.90%	3.20%
Commercial lending portfolio [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	4.10%	3.20%
Commercial lending portfolio [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	4.20%	3.80%
Loans to consumers [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	6.40%	7.60%
Loans to consumers [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	6.30%	8.20%
Loans to consumers [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	6.30%	8.70%
Mortgages [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.80%	6.00%
Mortgages [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.80%	8.40%
Mortgages [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	3.80%	8.40%
Microcredit [member] | Scenario A
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.50%	0.90%
Microcredit [member] | Scenario B
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.50%	0.90%
Microcredit [member] | Scenario C
Disclosure of financial assets [line items]
Proportion of Assets in Stage 2	0.50%	0.90%